Leases - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) renewal	Dec. 31, 2020 USD ($) renewal	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average rate	15.00%	15.00%
Right-of-use assets	$ 372,468	$ 297,373	$ 430,713	$ 808,025
Number of extension options	1	1
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	3 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	5 years